Discontinued Operations: Schedule of discontinued operations (Details) - Predecessor - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Total current assets	$ 153,550	$ 9,490
Total current liabilities	1,129,857	2,833,039
Segment, Discontinued Operations
Accounts Payable	120,266	120,266
Total current liabilities	$ 120,266	$ 120,266